Income Tax Expense - Summary of Net Profit/(Loss) Before Income Taxes and Non-controlling Interest (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ 3,561	€ 8,774	€ (20,565)
Actual tax charge	2,273	4,389	4,341
IRES (state tax) [member]
Disclosure Of Income Taxes [line items]
Expected tax benefit (expense) at statutory tax rates	(855)	(2,106)	4,936
Tax exempt income	2,618	2,320	4,806
Aggregate effect of different tax rates in foreign jurisdictions	(79)	191	322
Italian regional tax	(28)	(78)	(24)
Non-deductible expenses	(1,635)	(5,152)	(5,575)
Tax effect on unremitted earnings	(755)	(515)	(1,024)
Non taxable gain from disposal of a subsidiary	0	1,057	0
Chinese withholding tax on income not recoverable	0	(699)	(1,396)
Effect of net change in deferred tax assets unrecognised	(1,539)	593	(6,386)
Actual tax charge	(2,273)	(4,389)	(4,341)
Domestic [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	(7,448)	(1,551)	(17,049)
Foreign [member]
Disclosure Of Income Taxes [line items]
Profit / (loss) before tax	€ 11,009	€ 10,325	€ (3,516)